Term deposits - Current and non-current (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Term deposits
Non-current	$ 95	₨ 6,187	₨ 27,686
Current	$ 15,450	1,005,957	3,000,175
Total		1,012,144	3,027,861
Term deposits pledged with banks		₨ 831,660	₨ 1,025,540
Minimum
Term deposits
Maturity of term deposits	90 days
Maximum
Term deposits
Maturity of term deposits	2 years